UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.08%
Corporate Revenue Bonds – 8.67%
Maricopa County Pollution Control
(Public Service – Palo Verde Project) Series B 5.20%
6/1/43 ●	1,500,000	$1,612,830
(Southern California Education Co.) Series A 5.00%
6/1/35	2,400,000	2,599,536
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,167,500
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	500,000	553,970
		6,933,836
Education Revenue Bonds – 26.85%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,598,730
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,040,080
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	700,360
5.125% 5/15/40	1,305,000	1,413,720
Maricopa County Industrial Development Authority
Revenue
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	496,275
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	808,550
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village
Project) 5.00% 7/1/31	1,000,000	1,121,230
Northern Arizona University
5.00% 6/1/36	475,000	517,522
5.00% 6/1/41	1,240,000	1,342,759
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,004,410
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,300,563
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	486,360
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,031,240
6.30% 7/1/42	500,000	535,445
6.40% 7/1/47	500,000	536,615
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	500,000	557,230

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Rowan University Project) 5.00% 6/1/42	2,000,000	$2,132,480
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	987,390
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	653,415
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	981,362
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,134,989
Series A 5.00% 6/1/38	1,000,000	1,100,600
		21,481,325
Electric Revenue Bonds – 5.65%
Pinal County Electric District No. 3
5.25% 7/1/41	2,000,000	2,294,800
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,122,040
Series A 5.00% 12/1/45	1,000,000	1,108,720
		4,525,560
Healthcare Revenue Bonds – 17.36%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,630,170
Series A 5.00% 1/1/44	1,000,000	1,082,300
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,051,944
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,093,690
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00%
11/15/36	270,000	242,587
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,711,200
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	372,150
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,615,856
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,275,480

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center) Series A 5.25%
8/1/33	2,000,000	$2,157,100
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	321,830
Series A 5.25% 8/1/32	300,000	332,901
		13,887,208
Lease Revenue Bonds – 5.02%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,550
Arizona State Certificates of Participation Department
Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,641,435
Arizona State Sports & Tourism Authority
(Multipurpose Stadium Facility) Senior Series A 5.00%
7/1/36	350,000	369,866
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,001,400
		4,015,251
Local General Obligation Bonds – 1.06%
City of Chandler
5.00% 7/1/23	500,000	587,915
Pinal County Community College District
4.00% 7/1/31	250,000	257,630
		845,545
Pre-Refunded Bonds – 8.69%
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	374,675
Coconino & Yavapai Counties Joint Unified School District
No. 9
(Sedona Oak Creek Project of 2007) Series B 5.375%
7/1/28-19 §	1,350,000	1,485,445
Gila County Unified School District No. 10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27-17 (AMBAC) §	1,000,000	1,025,900
Glendale Industrial Development Authority Hospital
Revenue
(John C. Lincoln Health) 5.00% 12/1/42-17 §	1,205,000	1,254,152

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
University of Arizona Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	$2,815,876
		6,956,048
Special Tax Revenue Bonds – 12.90%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/32	1,500,000	1,699,980
Subordinated Series A 5.00% 7/1/38	750,000	836,003
City of Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,111,950
Flagstaff Aspen Place Sawmill Improvement District
Revenue
5.00% 1/1/32	195,000	195,569
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,348,800
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	623,021
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,866
Series A 5.25% 1/1/36	705,000	741,526
Marana Tangerine Farm Road Improvement District
Revenue
4.60% 1/1/26	614,000	615,486
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,119,060
Queen Creek Improvement District No. 1
5.00% 1/1/32	860,000	861,806
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	596,190
		10,318,257
Transportation Revenue Bonds – 5.43%
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,083,370
Series A 5.25% 7/1/33	1,250,000	1,358,000
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,903,160
		4,344,530
Water & Sewer Revenue Bonds – 5.45%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,172,410

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	$469,808
5.00% 1/1/31	600,000	688,632
City of Mesa Utility System Revenue
4.00% 7/1/31	850,000	881,527
Phoenix Civic Improvement Corporation
(Junior Lien) 5.00% 7/1/31	1,000,000	1,145,780
		4,358,157
Total Municipal Bonds (cost $74,753,497)		77,665,717

Short-Term Investment – 0.62%
Variable Rate Demand Note - 0.62%
Phoenix Industrial Development Authority (Mayo Clinic)
0.48% 11/15/52	500,000	500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 97.70%
(cost $75,253,497)		$78,165,717

Receivables and Other Assets Net of Liabilities – 2.30%		1,837,767
Net Assets Applicable to 7,138,560 Shares Outstanding – 100.00%		$80,003,484

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $2,430,065, which represents 3.04% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Nov. 30, 2016. Interest rates reset periodically.

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Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax

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Notes
Delaware Tax-Free Arizona Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Insured Funds (Trust) – Delaware Tax-Free Arizona Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$75,253,497
Aggregate unrealized appreciation	3,649,706
Aggregate unrealized depreciation	(737,486)
Net unrealized appreciation	$2,912,220

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-322 [11/16] 1/17 (18340)     7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$77,665,717
Short-Term Investments	500,000
Total Value of Securities	$78,165,717

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: